COLUMBIA FUNDS SERIES TRUST I

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

COLUMBIA FUNDS INSTITUTIONAL TRUST

Supplement dated October 26, 2009 to the following

Prospectuses and Statements of Additional Information

Columbia High Yield Municipal Fund	Columbia Real Estate Equity Fund
Supplement to the Prospectuses dated	Supplement to the Prospectus dated
November 1, 2008, as revised November 17, 2008 and SAI	January 1, 2009, as revised January 7, 2009 (for Class A,
dated November 1, 2008	Class B, and Class C shares), the Prospectus dated
January 1, 2009 (for Class Z shares) and SAI
Columbia Small Cap Value Fund I	dated January 1, 2009, as revised February 20, 2009
Supplement to the Prospectuses and SAI dated
November 1, 2008 (for Class A, Class B, Class C and Class	Columbia International Stock Fund
Z shares) and the Prospectus and SAI dated July 15, 2009	Supplement to the Prospectus dated
(for Class Y shares)	January 1, 2009, as revised January 7, 2009 (for Class A,
Class B, and Class C shares), the Prospectus dated
CMG Ultra Short Term Bond Fund	January 1, 2009 (for Class Z shares), the SAI
Supplement to the Prospectus and SAI dated	dated January 1, 2009, as revised February 20, 2009 (for
December 1, 2008	Class A, Class B, Class C and Class Z shares) and the
Prospectus and SAI dated July 15, 2009 (for Class Y
Columbia Balanced Fund	shares)
Columbia Federal Securities Fund
Columbia Oregon Intermediate Municipal Bond Fund	Columbia Asset Allocation Fund
Supplement to the Prospectuses and SAI dated	Columbia Contrarian Core Fund
January 1, 2009	Columbia Disciplined Value Fund
Columbia Dividend Income Fund
Columbia Conservative High Yield Fund	Columbia Liberty Fund
Supplement to the Prospectuses and SAI dated	Columbia Small Cap Core Fund
January 1, 2009 (for Class A, Class B, Class C and Class Z	Supplement to the Prospectuses and SAI dated
shares) and the Prospectus and SAI dated July 15, 2009	February 1, 2009
(for Class Y shares)
Columbia Large Cap Growth Fund
Columbia Technology Fund	Supplement to the Prospectuses and SAI dated
Columbia Greater China Fund	February 1, 2009 (for Class A, Class B, Class C, Class E,
Supplement to the Prospectuses dated	Class F, Class T and Class Z shares), and the Prospectus
January 1, 2009 and SAI	and SAI dated July 15, 2009 (for Class Y shares)
dated January 1, 2009, as revised February 20, 2009
Columbia California Tax-Exempt Fund
Columbia Strategic Investor Fund	Columbia Connecticut Intermediate Municipal Bond Fund
Columbia Small Cap Growth Fund I	Columbia Connecticut Tax-Exempt Fund
Columbia Mid Cap Growth Fund	Columbia Intermediate Municipal Bond Fund
Supplement to the Prospectuses dated	Columbia Massachusetts Intermediate Municipal Bond Fund
January 1, 2009 and SAI	Columbia Massachusetts Tax-Exempt Fund
dated January 1, 2009, as revised February 20, 2009 (for	Columbia New Jersey Intermediate Municipal Bond Fund
Class A, Class B, Class C, Class R, Class T and Class Z	Columbia New York Intermediate Municipal Bond Fund
shares, as applicable) and the Prospectus and SAI dated	Columbia New York Tax-Exempt Fund
July 15, 2009 (for Class Y shares)	Columbia Rhode Island Intermediate Municipal Bond
Supplement to the Prospectuses dated
March 1, 2009 and SAI dated March 1, 2009, as revised
March 31, 2009

Columbia Tax-Exempt Fund	Columbia Income Fund
Supplement to the Prospectuses and SAI dated	Columbia Intermediate Bond Fund
April 1, 2009	Columbia International Growth Fund
Columbia Mid Cap Core Fund
Columbia Asset Allocation Fund, Variable Series	Columbia Pacific/Asia Fund
Columbia Federal Securities Fund, Variable Series	Columbia Select Large Cap Growth Fund
Columbia International Fund, Variable Series	Columbia Select Opportunities Fund
Columbia Large Cap Growth Fund, Variable Series	Columbia Select Small Cap Fund
Columbia Large Cap Value Fund, Variable Series	Columbia Short-Intermediate Bond Fund
Columbia Mid Cap Value Fund, Variable Series	Columbia U.S. Treasury Index Fund
Columbia Money Market Fund, Variable Series	Columbia Value and Restructuring Fund
Columbia S&P 500 Index Fund, Variable Series	Columbia World Equity Fund
Columbia Select Large Cap Growth Fund, Variable Series	Supplement to the Prospectuses and SAIs dated
Columbia Select Opportunities Fund, Variable Series	August 1, 2009
Columbia Small Cap Value Fund, Variable Series
Columbia Small Company Growth Fund, Variable Series	Columbia Core Bond Fund
Columbia Strategic Income Fund, Variable Series	Supplement to the Prospectuses and SAI dated
Columbia Value and Restructuring Fund, Variable Series	September 1, 2009
Supplement to the Prospectuses and SAI dated
May 1, 2009	Columbia High Yield Opportunity Fund
Columbia International Bond Fund
Columbia Strategic Income Fund
Columbia Blended Equity Fund	Supplement to the Prospectuses and SAIs dated
Columbia Bond Fund	October 1, 2009
Columbia Emerging Markets Fund
Columbia Energy and Natural Resources Fund

(Each a “Fund” and together the “Funds”)

Banc of America Investment Services, Inc. (“BAI”) has merged with and into Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”). As such, references to BAI in each Fund’s Prospectus(es) and Statement(s) of Additional Information are hereby deleted and, to the extent that the context requires, are replaced with references to MLPF&S.

Shareholders should retain this Supplement for future reference.

INT-47/26103-1009